Business Acquisitions (Details) - Schedule of consideration paid (Parentheticals) - Aphrodite’s Marketing, Inc. [Member]	6 Months Ended
Jun. 30, 2022 shares
Business Acquisitions (Details) - Schedule of consideration paid (Parentheticals) [Line Items]
Equity instrument Series B Convertible Preferred Stock	3,000
Embedded conversion options Series B Convertible Preferred Stock	3,000
Probability of achieving the Additional Shares	20.00%